DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Payroll and Social Security Taxes Payable (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Vacation benefit payable	$ 608,924	$ 1,016,639
Annual bonus payable	460,153	449,805
Social security taxes payable	351,718	263,974
UT	3,567	2,373
Total	1,424,362	1,732,791
Non Current [Abstract]
Vacation benefit payable	0	0
Annual bonus payable	0	0
Social security taxes payable	0	0
Total	$ 0	$ 0